Condensed Financial Information of the Company - Summary of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 288,048	$ 45,201	¥ 241,706
Prepayments and other current assets	378,962	59,467	189,812
Amount due from related parties	18,732	2,939	9,358
Total current assets	1,340,667	210,380	1,009,743
Non-current assets:
Total non-current assets	122,485	19,221	49,569
Total assets	1,463,152	229,601	1,059,312
Current liabilities:
Amounts due to subsidiaries	3,703	581
Accrued expenses and other liabilities	245,742	38,562	233,587
Total current liabilities	463,245	72,692	616,207
Non-current liabilities	8,039	1,263	1,199
Total liabilities	471,284	73,955	617,406
Commitments and Contingencies
Shareholders' equity:
Ordinary shares			5
Statutory Reserves	10,432	1,637	9,984
Accumulated deficit	(764,764)	(120,008)	(408,099)
Accumulated other comprehensive income/(loss)	(3,704)	(581)	566
Total shareholders' equity	991,868	155,646	441,906	¥ 229,538	¥ 126,462
Total liabilities and shareholders' equity	1,463,152	229,601	1,059,312
Class A
Shareholders' equity:
Ordinary shares	3	1
Class B
Shareholders' equity:
Ordinary shares	3
Additional paid-in capital	1,740,919	273,188	833,855
Parent | Reportable legal entities
Current assets:
Cash and cash equivalents	3,098	486	136
Prepayments and other current assets			8,084
Amount due from related parties	531,346	83,380
Total current assets	534,444	83,866	8,220
Non-current assets:
Investments in subsidiaries, the VIE and subsidiaries of the VIE	466,791	73,250	436,407
Total non-current assets	466,791	73,250	436,407
Total assets	1,001,235	157,116	444,627
Current liabilities:
Amounts due to subsidiaries	1,635	257	2,269
Accrued expenses and other liabilities	9,476	1,487	6,047
Total current liabilities	11,111	1,744	8,316
Non-current liabilities	7,235	1,135
Total liabilities	18,346	2,879	8,316
Shareholders' equity:
Ordinary shares			5
Additional paid-in capital	1,740,919	273,188	833,855
Statutory Reserves	10,432	1,637	9,984
Accumulated deficit	(764,764)	(120,008)	(408,099)
Accumulated other comprehensive income/(loss)	(3,704)	(581)	566
Total shareholders' equity	982,889	154,237	436,311
Total liabilities and shareholders' equity	1,001,235	157,116	¥ 444,627
Parent | Reportable legal entities | Class A
Shareholders' equity:
Ordinary shares	3	$ 1
Parent | Reportable legal entities | Class B
Shareholders' equity:
Ordinary shares	¥ 3